Debt Disclosure: Schedule of Carrying Values and Estimated Fair Values of Debt Instruments (Tables)	3 Months Ended
Nov. 30, 2015
Tables/Schedules
Schedule of Carrying Values and Estimated Fair Values of Debt Instruments
	November 30, 2015	August 31,2015
Derivative Liabilities on Convertible Loans:
DL St. George Investments	$ 145,680	$ 446,785